Loan operations - Loan operations by maturity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	R$ 90,190,827
Loans operations
Disclosure of financial assets [line items]
Financial assets	3,925,429	R$ 388
Loans operations | Due in 3 months or less
Disclosure of financial assets [line items]
Financial assets	160,918	388
Loans operations | Due after 3 months through 12 months
Disclosure of financial assets [line items]
Financial assets	580,183	0
Loans operations | Due after 12 months
Disclosure of financial assets [line items]
Financial assets	R$ 3,184,328	R$ 0